Consolidated Statements Of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	SB/RH Holdings, LLC [Member] Other Capital [Member]	SB/RH Holdings, LLC [Member] Accumulated Earnings (Deficit) [Member]	SB/RH Holdings, LLC [Member] Accumulated Other Comprehensive Loss [Member]	SB/RH Holdings, LLC [Member] Total Shareholders' Equity [Member]	SB/RH Holdings, LLC [Member] Non-controlling Interest [Member]	SB/RH Holdings, LLC [Member]	Common Stock Outstanding [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Earnings (Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total Shareholders' Equity [Member]	Non-controlling Interest [Member]	Total
Balances at Sep. 30, 2014	$ 1,413.8	$ (330.0)	$ (63.1)	$ 1,020.7	$ 49.5	$ 1,070.2		$ 0.5	$ 1,433.4	$ (283.1)	$ (63.1)	$ (44.3)	$ 1,043.4	$ 43.4	$ 1,086.8
Balances, shares at Sep. 30, 2014								52.7
Net income from continuing operations		56.4		56.4	0.8	57.2				49.9			49.9	0.9	50.8
Income (loss) from discontinued operations, net of tax		99.0		99.0	(0.4)	98.6				99.0			99.0	(0.4)	98.6
Other comprehensive income (loss), net of tax			(137.0)	(137.0)	(0.2)	(137.2)					(137.0)		(137.0)	(0.2)	(137.2)
Common stock issuance								$ 0.1	585.9				586.0		586.0
Common stock issuance, shares								6.5
Contribution from parent	570.6			570.6		570.6
Restricted stock issued and related tax withholdings	(38.4)			(38.4)		(38.4)			(15.4)				(15.4)		(15.4)
Restricted stock issued and related tax withholdings, shares								0.4
Share based compensation	23.9			23.9		23.9			29.7				29.7		29.7
Treasury stock purchases												(21.2)	(21.2)		(21.2)
Treasury stock purchases, shares							(0.2)
Dividend declared		(72.1)		(72.1)		(72.1)				(71.3)			(71.3)		(71.3)
Balances at Sep. 30, 2015	1,969.9	(246.7)	(200.1)	1,523.1	49.7	1,572.8		$ 0.6	2,033.6	(205.5)	(200.1)	(65.5)	1,563.1	43.7	1,606.8
Balances, shares at Sep. 30, 2015								59.4
Net income from continuing operations		274.8		274.8	0.9	275.7				280.0			280.0	1.0	281.0
Income (loss) from discontinued operations, net of tax		77.1		77.1	(0.5)	76.6				77.1			77.1	(0.5)	76.6
Other comprehensive income (loss), net of tax			(29.3)	(29.3)	(0.3)	(29.6)					(29.3)		(29.3)	(0.3)	(29.6)
Contribution from parent	5.6			5.6		5.6
Restricted stock issued and related tax withholdings	(9.1)			(9.1)		(9.1)			0.4				0.4		0.4
Restricted stock issued and related tax withholdings, shares								0.4
Share based compensation	34.5			34.5		34.5			39.6				39.6		39.6
Treasury stock purchases												(42.8)	(42.8)		(42.8)
Treasury stock purchases, shares							(0.4)
Dividend declared		(97.1)		(97.1)		(97.1)				(88.0)			(88.0)		(88.0)
Balances at Sep. 30, 2016	2,000.9	8.1	(229.4)	1,779.6	49.8	1,829.4		$ 0.6	2,073.6	63.6	(229.4)	(108.3)	1,800.1	43.9	$ 1,844.0
Balances, shares at Sep. 30, 2016								59.4							59.4
Net income from continuing operations		129.1		129.1		129.1				125.0			125.0		$ 125.0
Income (loss) from discontinued operations, net of tax		170.8		170.8	1.3	172.1				170.8			170.8	1.3	172.1
Other comprehensive income (loss), net of tax			19.8	19.8	(0.2)	19.6					19.8		19.8	(0.2)	19.6
Purchase of non-controlling interest	29.6			29.6	(42.1)	(12.5)			23.8				23.8	(36.2)	(12.4)
Restricted stock issued and related tax withholdings	12.2			12.2		12.2			8.8				8.8		8.8
Restricted stock issued and related tax withholdings, shares								0.3
Share based compensation	36.3			36.3		36.3			39.1				39.1		39.1
Treasury stock purchases												(252.4)	(252.4)		(252.4)
Treasury stock purchases, shares							(2.1)
Dividend declared										(97.1)			(97.1)		(97.1)
Dividends paid to parent		(350.8)		(350.8)		(350.8)
Balances at Sep. 30, 2017	$ 2,079.0	$ (42.8)	$ (209.6)	$ 1,826.6	$ 8.8	$ 1,835.4		$ 0.6	$ 2,145.3	$ 262.3	$ (209.6)	$ (360.7)	$ 1,837.9	$ 8.8	$ 1,846.7
Balances, shares at Sep. 30, 2017								57.6							57.6